[On Company Letterhead]

March 7, 2014

Securities and Exchange Commission
100 F Street, N. W.
Washington, D.C. 20549

Re:           WRL Series Life Corporate Account (File No. 333-57681)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account ("separate account") of Western Reserve Life Assurance Co. of Ohio, incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2)
American Funds Insurance Series – AFIS Growth Fund (Class 2)
American Funds Insurance Series – AFIS International Fund (Class 2)
American Funds Insurance Series – AFIS New World Fund (Class 2)
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio
DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A)
DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Money Market Portfolio (Initial Class)
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund
Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Franchise Fund (Series I Shares)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares)
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Global Research Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares)
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Low Duration Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio (Institutional Class)
Royce Capital Fund – Royce Micro-Cap Portfolio
Royce Capital Fund – Royce Small-Cap Portfolio
Rydex Variable Trust – NASDAQ®-100 Fund
Rydex Variable Trust – Nova Fund
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio
T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust – Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. –UIF Emerging Markets Debt Portfolio (Class I)
The Universal Institutional Funds, Inc. –UIF Emerging Markets Equity Portfolio (Class I)
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio

Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio

These Annual Reports are for the period ending December 31, 2013, and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-6824.

Very truly yours,

/s/  Matthew A.  Monson
Vice President

Document 1  The Annual Report of American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2) dated December 31, 2013 that was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 2  The Annual Report of American Funds Insurance Series – AFIS Growth Fund (Class 2), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 3  The Annual Report of American Funds Insurance Series – AFIS International Fund (Class 2), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 4  The Annual Report of American Funds Insurance Series – AFIS New World Fund (Class 2), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03857).

Document 5  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 6  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 7  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 8  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 9  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 10  The Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio, dated October 31, 2013, was filed with the Securities and Exchange Commission on December 24, 2013 (File No. 811-03258).

Document 11  The Annual Report of DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 25, 2014 (File No. 811-07507).

Document 12  The Annual Report of DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 25, 2014 (File No. 811-07507).

Document 13  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 14  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 15  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 16  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 17  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 18  The Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Money Market Portfolio (Initial Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 19  The Annual Report of First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-09092).

Document 20  The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-21987).

Document 21  The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-21987).

Document 22  The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-21987).

Document 23  The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class 1), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-21987).

Document 24  The Annual Report of Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-21987).

Document 25  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Franchise Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 26  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 27  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 28  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 29  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 30  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 31  The Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07452).

Document 32  The Annual Report of Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 33  The Annual Report of Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 34  The Annual Report of Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 35  The Annual Report of Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 36  The Annual Report of Janus Aspen Series – Janus Aspen Global Research Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 37  The Annual Report of Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 38  The Annual Report of Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-07736).

Document 39  The Annual Report of PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Administrative Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 40  The Annual Report of PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 41  The Annual Report of PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 42  The Annual Report of PIMCO Variable Insurance Trust – PIMCO Low Duration Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 43  The Annual Report of PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 44  The Annual Report of PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 45 The Annual Report of PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio Institutional Class), dated December 31, 2013, was filed with the Securities and Exchange Commission on February 28, 2014 (File No. 811-08399).

Document 46  The Annual Report of Royce Capital Fund – Royce Micro-Cap Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-07537).

Document 47  The Annual Report of Royce Capital Fund – Royce Small-Cap Portfolio dated December 31, 2013 was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-07537).

Document 48  The Annual Report of Rydex Variable Trust – NASDAQ®-100 Fund, dated December 31, 2013, was filed with the Securities and Exchange Commission on March 3, 2014 (File No. 811-08821).

Document 49  The Annual Report of Rydex Variable Trust – Nova Fund, dated December 31, 2013, was filed with the Securities and Exchange Commission on March 3, 2014 (File No. 811-08821).

Document 50  The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 51  The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 52   The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 53  The Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07143).

Document 54  The Annual Report of T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07153).

Document 55  The Annual Report of T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No. 811-07145).

Document 56  The Annual Report of Third Avenue Variable Series Trust – Third Avenue Value Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 26, 2014 (File No.811-09395).

Document 57  The Annual Report of The Universal Institutional Funds, Inc. –  UIF Emerging Markets Debt Portfolio (Class I), dated December 31, 2013, was filed with the Securities and Exchange Commission on March 3, 2014 (File No. 811-07607).

Document 58  The Annual Report of The Universal Institutional Funds, Inc. – UIF Emerging Markets Equity Portfolio – Class I dated December 31, 2013 that was filed with the Securities and Exchange Commission on March 3, 2014 (File No. 811-07607).

Document 59  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 60  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 61  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 62  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 63  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 64  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 65  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 66  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 67  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 68  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 69  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 70  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio dated December 31, 2013 that was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 71  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 72  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).

Document 73  The Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio, dated December 31, 2013, was filed with the Securities and Exchange Commission on February 27, 2014 (File No. 811-05962).